CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 439,557	$ (225,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	126,070	158,257
Amortization of premiums and discounts, net	43,794	54,976
Amortization of deferred loan fees and costs, net	19,809	18,566
Provision for loan losses	(150,000)	1,100,000
Provision for loss on real estate owned	309,236	482,385
Loss on sale of real estate owned	819	15,847
Origination of loans held for sale, net of repayments	(4,313,438)	(1,773,470)
Gain on sale of loans	(13,963)	(1,973)
Proceeds from sale of loans held for sale	4,833,001	1,269,843
Loss on disposition of premises and equipment	2,097	0
Decrease (increase) in other assets	111,397	(499,947)
(Increase) decrease in accrued interest receivable	(11,591)	105,382
Increase in other liabilities	103,698	30,303
Amortization/allocation of ESOP and RSP	52,675	51,925
Increase in deferred compensation stock obligation	44,867	52,772
Net cash provided by operating activities	1,598,028	839,866
Cash flows from investing activities:
Purchase of securities available for sale	(25,052,481)	(21,793,940)
Proceeds from payments and maturities of securities available for sale	22,780,182	22,588,519
Proceeds from payments and maturities of securities held to maturity	18,052	20,681
Proceeds from sale of loans	76,800	0
Loan payments (disbursements), net	851,427	5,155,965
Proceeds from sale of real estate owned	928,441	647,473
Redemption of Federal Home Loan Bank Stock	200,200	113,800
Purchase of premises and equipment	(62,963)	(88,847)
Net cash (used in) provided by investing activities	(260,342)	6,643,651
Cash flows from financing activities:
Net increase (decrease) in deposits	449,917	(2,449,170)
Net (decrease) increase in short-term borrowed funds	(3,000,000)	3,000,000
Repayment of long-term borrowed funds	(1,000,000)	(6,000,000)
Increase (decrease) in advance payments by borrowers for taxes and insurance	66,856	(37,080)
Purchase of common shares for deferred compensation plan	(44,867)	(52,772)
Net cash used in financing activities	(3,528,094)	(5,539,022)
Net (decrease) increase in cash and cash equivalents	(2,190,408)	1,944,495
Cash and cash equivalents - beginning	6,018,782	4,074,287
Cash and cash equivalents - ending	3,828,374	6,018,782
Supplemental Disclosures of Cash Flow Information
Interest on deposits and borrowed funds	1,762,913	2,277,140
Income taxes (refunds), net	161,493	(432,185)
Transfer to real estate owned	$ 2,100,537	$ 692,015